PENSION AND EMPLOYEE FUTURE BENEFITS (Details - Sensitivity Analysis) $ in Millions	Dec. 31, 2017 USD ($)
Fifty basis point increase | Actuarial assumption of discount rates | Defined benefit pension plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ (11)
Fifty basis point increase | Actuarial assumption of discount rates | Defined benefit nonpension plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	(4)
Fifty basis point increase | Actuarial assumption of expected rates of inflation | Defined benefit pension plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	4
Fifty basis point increase | Actuarial assumption of medical cost trend rates | Defined benefit nonpension plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	4
Fifty basis point decrease | Actuarial assumption of discount rates | Defined benefit pension plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	13
Fifty basis point decrease | Actuarial assumption of discount rates | Defined benefit nonpension plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	5
Fifty basis point decrease | Actuarial assumption of expected rates of inflation | Defined benefit pension plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	(4)
Fifty basis point decrease | Actuarial assumption of medical cost trend rates | Defined benefit nonpension plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (3)